Accrued Expenses	12 Months Ended
Dec. 31, 2017
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Accrued Expenses
16.	Accrued Expenses

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Selling and marketing services	R$	67,090	R$	76,228	US$	23,044
Freight		24,774		11,087		3,352
Gift card		5,225		7,191		2,174
Information technology		7,301		3,460		1,046
Acquisition of fixed assets and intangible		4,677		1,710		517
Rentals		3,031		2,987		903
Services		4,277		4,047		1,223
Employees benefits		834		3,566		1,078
Other		4,839		10,090		3,049

Total accrued expenses	R$	122,048	R$	120,366	US$	36,386